Themes Transatlantic Defense ETF
Schedule of Investments
June 30, 2025 (Unaudited)

COMMON STOCKS - 99.2%	Shares	Value
Consumer Discretionary Products - 0.1%
Colt CZ Group SE	534	$18,266
Smith & Wesson Brands, Inc.	1,733	15,043
		33,309

Financial Services - 0.6%
FTAI Aviation Ltd.	2,072	238,363

Industrial Products - 96.7%(a)
AAR Corp. (b)	699	48,084
AeroVironment, Inc. (b)	527	150,169
Airbus SE	11,909	2,486,647
Altinay Savunma Teknolojileri AS (b)	7,239	14,890
Archer Aviation, Inc. - Class A (b)	10,146	110,084
Aselsan Elektronik Sanayi Ve Ticaret AS	24,536	92,924
Astronics Corp. (b)	921	30,835
Avio SpA	833	23,206
Axon Enterprise, Inc. (b)	1,495	1,237,770
BAE Systems PLC	62,852	1,627,550
Bodycote PLC	3,670	29,445
Boeing Co. (b)	14,619	3,063,119
Bombardier, Inc. - Class B (b)	1,730	150,723
BWX Technologies, Inc.	1,852	266,799
Byrna Technologies, Inc. (b)	804	24,828
Cadre Holdings, Inc.	487	15,511
Chemring Group PLC	5,533	42,911
Cirrus Aircraft Ltd.	3,716	20,403
Cohort PLC	1,073	22,829
Crane Co.	980	186,092
Curtiss-Wright Corp.	762	372,275
Dassault Aviation SA	366	129,426
Ducommun, Inc. (b)	344	28,425
Exail Technologies SA (b)	351	40,933
General Dynamics Corp.	4,614	1,345,719
General Electric Co.	13,509	3,477,082
HEICO Corp.	847	277,816
Hexcel Corp.	1,621	91,570
Honeywell International, Inc.	12,781	2,976,439
Howmet Aerospace, Inc.	8,347	1,553,627
Huntington Ingalls Industries, Inc.	809	195,341
Intuitive Machines, Inc. (b)	2,120	23,044
Joby Aviation, Inc. (b)	9,365	98,801
Karman Holdings, Inc. (b)	1,057	53,241
Kratos Defense & Security Solutions, Inc. (b)	3,026	140,558
L3Harris Technologies, Inc.	3,892	976,269
Leonardo DRS, Inc.	1,325	61,586
Leonardo SpA	8,343	469,566
Loar Holdings, Inc. (b)	410	35,330
Lockheed Martin Corp.	4,792	2,219,367
Melrose Industries PLC	25,927	188,904
Mercury Systems, Inc. (b)	1,062	57,199
Mirion Technologies, Inc. (b)	4,170	89,780
Moog, Inc. - Class A	525	95,009
MTU Aero Engines AG	1,088	483,425
National Presto Industries, Inc.	137	13,421
Northrop Grumman Corp.	2,780	1,389,944
OSI Systems, Inc. (b)	287	64,535
QinetiQ Group PLC	9,979	70,611
Redwire Corp. (b)	1,429	23,293
RENK Group AG	1,092	87,290
Rheinmetall AG	923	1,953,790
Rocket Lab Corp. (b)	8,496	303,902
Rolls-Royce Holdings PLC	168,435	2,237,107
RTX Corp.	19,793	2,890,174
Saab AB	6,408	357,351
Safran SA	6,112	1,986,384
SDT Uzay VE Savunma Teknolojileri AS	3,055	13,872
Senior PLC	10,528	26,590
Spirit AeroSystems Holdings, Inc. - Class A (b)	2,342	89,347
Textron, Inc.	3,769	302,613
Thales SA	1,828	537,463
TransDigm Group, Inc.	1,069	1,625,564
Triumph Group, Inc. (b)	1,522	39,192
Virgin Galactic Holdings, Inc. (b)	4,240	11,575
		39,149,569

Software & Technology Services - 0.2%
Amentum Holdings, Inc. (b)	2,911	68,729

Tech Hardware & Semiconductors - 1.6%
Hensoldt AG	1,273	146,054
Teledyne Technologies, Inc. (b)	954	488,744
		634,798
TOTAL COMMON STOCKS (Cost $35,526,679)		40,124,768

SHORT-TERM INVESTMENTS - 0.4%		Value
Money Market Funds - 0.4%	Shares
First American Treasury Obligations Fund - Class X, 4.24% (c)	154,921	154,921
TOTAL SHORT-TERM INVESTMENTS (Cost $154,921)		154,921

TOTAL INVESTMENTS - 99.6% (Cost $35,681,600)		40,279,689
Other Assets in Excess of Liabilities - 0.4%		180,667
TOTAL NET ASSETS - 100.0%		$40,460,356
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.

Summary of Fair Value Disclosure as of June 30, 2025 (Unaudited)

Themes Transatlantic Defense ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2025:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	40,124,768	–	–	40,124,768
Money Market Funds	154,921	–	–	154,921
Total Investments	40,279,689	–	–	40,279,689

Refer to the Schedule of Investments for further disaggregation of investment categories.